Loss from operations	12 Months Ended
Dec. 31, 2021
Loss from operations

5	Loss from operations

	2021 £’000	2020 £’000	2019 £’000
Loss from operations is stated after charging/(crediting):
Depreciation of property, plant and equipment
– From continuing operations	213	1,089	979
Depreciation of right of use asset
– From continuing operations	190	118	303
Amortisation of intangible assets – product and marketing rights	–
– From continuing operations	–	10	3
Impairment of intangible assets	–	12,369	–
Fees payable to the Company’s auditor for the audit of the parent Company	88	87	110
Fees payable to the Company’s subsidiary auditors for the audits of the subsidiary accounts	44	43	48
Fees payable to the Company’s auditor for:
– Other services	–	7	66
Fees payable to the Company’s previous auditor for the audit of the parent Company	–	15	–
Fees payable to the Company’s previous auditor for:
- Other services	41	171	–
Foreign exchange(gain)/loss	12	96	131
Profit/(Loss) on disposal of property, plant and equipment	(42)	(226)	–
Equity settled share-based payment*	89	(404)	(34)

•	credit recognised in prior years due to employees leaving the company and the subsequent reversal of the cumulative share based payment charge relating to share options under the 2014 Midatech Pharma plc Enterprise Management Incentive Scheme.